Risk Management Activities - Credit Risk - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Risk Management [line items]
Cash and cash equivalents	$ 648.7	$ 769.4	$ 524.7	$ 886.8
Environmental trust funds	109.6	98.8	$ 88.1
Loan advanced – contractor
Disclosure of Financial Risk Management [line items]
Financial assets	(68.4)
Loan advanced – contractor | Lifetime expected credit losses
Disclosure of Financial Risk Management [line items]
Financial assets	$ (23.4)	$ (3.9)
Peru
Disclosure of Financial Risk Management [line items]
Percentage of cash receipts on revenue recognition	90.00%
Percentage of cash receipts at the end of quotation period	10.00%
Counter party exposure
Disclosure of Financial Risk Management [line items]
Percentage of maximum investment in financial institutions' equity	2.50%